UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23615

Perpetual Americas Funds Trust

(Exact name of registrant as specified in charter)

53 State Street, 13th Floor

Boston, Massachusetts 02109

(Address of principal executive offices) (Zip code)

Andrew Jolin

53 State Street, 13th Floor

Boston, Massachusetts 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 933-0716

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

TRILLIUM ESG GLOBAL EQUITY FUND

TRILLIUM ESG SMALL/MID CAP FUND

SEMI-ANNUAL REPORT

For The Six Months Ended

December 31, 2023

The Securities and Exchange Commission (“SEC”) recently adopted a rule requiring mutual funds to produce “concise and visually engaging” annual and semi-annual reports to shareholders. This streamlined format is intended to highlight key information for retail shareholders to permit them to assess and monitor their fund investments. More detailed information that has historically been part of shareholder reports, such as the shareholder letter, financial statements and financial highlights, will not appear in the new streamlined shareholder reports, but will be available free of charge upon request to the Fund or via the Fund’s Form N-CSR filed with the SEC on its EDGAR database. The compliance date for funds to implement streamlined shareholder reports is July 24, 2024; therefore, the Funds will issue their first streamlined shareholder reports beginning with their June 30, 2024 annual report. The new rule requires that each series and class of a mutual fund issue a separate streamlined shareholder report. For example, if you are a shareholder of two (2) share classes of four (4) series of the Perpetual Americas Funds Trust, you will receive eight (8) separate streamlined shareholder reports, one for each share class of each Fund, upon implementation of the new rule. In addition, the new rule requires that a hard copy of a Fund’s streamlined shareholder report be mailed to each shareholder, unless the shareholder elects to receive such reports electronically. If you wish to ‘opt-in’ for electronic delivery of the Funds’ annual and semi-annual shareholder reports, please contact your financial advisor (or for direct shareholders, please contact the Funds at 866-260-9549 (toll free) or 312-557-5913) for assistance in enrolling your account in paperless (i.e., electronic) delivery of shareholder materials.

This report is submitted for the general information of the shareholders of the Funds.

It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

TRILLIUM MUTUAL FUNDS

TABLE OF CONTENTS

DECEMBER 31, 2023

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value

COMMON STOCKS	98.4%
Apparel & Textile Products	1.9%
Kering S.A.		13,840	$6,096,189
Levi Strauss & Co. - Class A		231,143	3,823,105
NIKE, Inc., Class B		72,130	7,831,154

			17,750,448

Asset Management	1.4%
CapitaLand Investment Ltd.		2,888,107	6,915,263
LPL Financial Holdings, Inc.		26,497	6,031,247

			12,946,510

Automotive	2.0%
Aptiv PLC(a)		57,697	5,176,575
Cie Generale des Etablissements Michelin S.C.A.		222,841	7,985,333
Samsung SDI Co. Ltd.		13,083	4,763,400

			17,925,308

Banking	6.8%
Bank Rakyat Indonesia Persero Tbk PT		15,719,641	5,844,966
Credicorp Ltd.		34,384	5,155,193
DNB Bank ASA		364,153	7,741,912
Grupo Financiero Banorte S.A.B. de C.V., Series O		701,147	7,050,696
Hang Seng Bank Ltd.		426,730	4,975,830
HDFC Bank Ltd. - ADR		128,570	8,628,333
KBC Group N.V.		110,454	7,160,064
PNC Financial Services Group (The), Inc.		67,843	10,505,488
Sumitomo Mitsui Trust Holdings, Inc.		288,758	5,541,696

			62,604,178

Biotechnology & Pharmaceuticals	6.4%
CSL Ltd.		40,618	7,934,225
Gilead Sciences, Inc.		89,905	7,283,204
Merck & Co., Inc.		107,853	11,758,134
Merck KGaA		41,429	6,590,492
Novo Nordisk A/S - Class B		137,213	14,185,200
Roche Holding A.G.		37,073	10,777,419

			58,528,674

Chemicals	3.0%
Air Liquide S.A.		46,127	8,968,365
Croda International PLC		86,468	5,565,931
DSM B.V.		33,117	3,415,390
Ecolab, Inc.		45,795	9,083,438

			27,033,124

Commercial Support Services	2.0%
Recruit Holdings Co. Ltd.		204,012	8,627,827
Waste Management, Inc.		52,416	9,387,705

			18,015,532

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value

Construction Materials	0.8%
Sika A.G. - REG		20,969	$6,823,869

Consumer Services	0.5%
Bright Horizons Family Solutions, Inc.(a)		45,964	4,331,647

Containers & Packaging	1.3%
Ball Corp.		141,406	8,133,673
Klabin S.A.		879,202	4,021,731

			12,155,404

Electric Utilities	2.1%
EDP Renovaveis S.A.		453,228	9,268,818
Interconexion Electrica S.A. ESP		722,112	2,879,567
Terna - Rete Elettrica Nazionale		874,924	7,296,200

			19,444,585

Electrical Equipment	3.2%
Assa Abloy AB, Class B		257,477	7,410,787
Prysmian S.p.A.		194,829	8,854,905
Rockwell Automation, Inc.		13,343	4,142,735
Trane Technologies PLC		35,981	8,775,766

			29,184,193

Engineering & Construction	1.2%
Quanta Services, Inc.		49,232	10,624,266

Entertainment Content	0.9%
Walt Disney (The) Co.		90,833	8,201,312

Food	3.0%
Darling Ingredients, Inc.(a)		80,847	4,029,414
Kerry Group PLC, Class A		67,511	5,862,433
McCormick & Co., Inc.		88,234	6,036,970
Nestle S.A. - REG		101,989	11,824,443

			27,753,260

Gas & Water Utilities	0.7%
American Water Works Co., Inc.		46,804	6,177,660

Health Care Facilities & Services	1.2%
CVS Health Corp.		141,149	11,145,125

Home Construction	0.8%
Daiwa House Industry Co. Ltd.		228,473	6,922,246

Household Products	3.0%
Kao Corp.		117,536	4,834,814
L’Oreal S.A.		24,154	12,016,496
Unilever PLC		224,181	10,853,438

			27,704,748

Industrial Support Services	1.0%
Ferguson PLC		45,880	8,821,851

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value

Institutional Financial Services	1.6%
Bank of New York Mellon (The) Corp.		138,716	$7,220,168
Intercontinental Exchange, Inc.		60,634	7,787,224

			15,007,392

Insurance	3.4%
AIA Group Ltd.		903,191	7,871,185
Allianz S.E. - REG		34,468	9,206,427
Aviva PLC		954,431	5,288,411
Travelers (The) Cos., Inc.		45,711	8,707,488

			31,073,511

Internet Media & Services	3.5%
Alphabet, Inc. - Class A(a)		226,441	31,631,543

Leisure Facilities & Services	1.6%
Marriott International, Inc. - Class A		35,398	7,982,603
Starbucks Corp.		71,788	6,892,366

			14,874,969

Machinery	1.6%
Atlas Copco AB, Class A		460,437	7,922,709
Kurita Water Industries Ltd.		182,134	7,130,353

			15,053,062

Medical Equipment & Devices	4.8%
Alcon, Inc.		97,371	7,599,349
Cochlear Ltd.		39,674	8,074,797
Edwards Lifesciences Corp.(a)		106,597	8,128,021
Straumann Holding A.G. - REG		63,852	10,294,669
Thermo Fisher Scientific, Inc.		18,364	9,747,428

			43,844,264

Real Estate Investment Trusts	1.7%
American Tower Corp.		34,809	7,514,567
Prologis, Inc.		62,835	8,375,905

			15,890,472

Real Estate Services	0.9%
Jones Lang LaSalle, Inc.(a)		45,370	8,569,032

Renewable Energy	0.5%
First Solar, Inc.(a)		27,620	4,758,374

Retail - Consumer Staples	2.3%
Jeronimo Martins SGPS S.A.		206,065	5,241,265
Koninklijke Ahold Delhaize N.V.		218,732	6,281,821
Target Corp.		68,520	9,758,619

			21,281,705

Retail - Discretionary	3.8%
Industria de Diseno Textil S.A.		274,833	11,963,137
TJX Cos. (The), Inc.		122,701	11,510,581

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value

Tractor Supply Co.		35,555	$7,645,392
WH Smith PLC		198,857	3,381,331

			34,500,441

Semiconductors	7.2%
Applied Materials, Inc.		61,558	9,976,705
Infineon Technologies A.G.		251,188	10,481,902
Intel Corp.		115,000	5,778,750
IPG Photonics Corp.(a)		50,488	5,479,968
NVIDIA Corp.		42,968	21,278,613
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		127,230	13,231,920

			66,227,858

Software	8.7%
Adobe, Inc.(a)		20,292	12,106,207
Dassault Systemes S.E.		183,676	8,969,492
Microsoft Corp.		117,752	44,279,462
SAP S.E.		42,354	6,521,625
ServiceNow, Inc.(a)		10,770	7,608,897

			79,485,683

Technology Hardware	5.7%
Apple, Inc.		215,104	41,413,973
Cisco Systems, Inc.		136,625	6,902,295
Nidec Corp.		98,536	3,979,876

			52,296,144

Technology Services	4.2%
Accenture PLC - Class A		28,688	10,066,906
MSCI, Inc.		15,427	8,726,283
PayPal Holdings, Inc.(a)		109,035	6,695,839
Visa, Inc. - Class A		50,651	13,186,988

			38,676,016

Telecommunications	1.2%
BCE, Inc.		139,226	5,481,620
Verizon Communications, Inc.		137,629	5,188,613

			10,670,233

Transportation & Logistics	2.5%
Canadian Pacific Kansas City Ltd. (Toronto Exchange)		91,087	7,206,944
Kuehne + Nagel International A.G. - REG		18,705	6,445,168
United Parcel Service, Inc., Class B		60,634	9,533,484

			23,185,596

TOTAL COMMON STOCKS (Cost $602,013,384)			901,120,235

PREFERRED STOCKS	0.6%
Banking	0.6%
Itau Unibanco Holding S.A. - ADR (a)		850,687	5,912,275

PREFERRED STOCKS (Cost $4,390,370)			5,912,275

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value

SHORT-TERM INVESTMENTS	0.9%
Northern Institutional Treasury Portfolio (Premier Class), 5.22%(b)		8,510,210	$8,510,210

TOTAL SHORT-TERM INVESTMENTS (Cost $8,510,210)			8,510,210

TOTAL INVESTMENTS (Cost $614,913,964)	99.9%		915,542,720
NET OTHER ASSETS (LIABILITIES)	0.1%		510,688

NET ASSETS	100.0%		$916,053,408

(a)Non-income producing security.

(b)7-day current yield as of December 31, 2023 is disclosed.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

At December 31, 2023, the Fund’s investments were concentrated in the following countries:

Country Allocation	Percentage of Net Assets
United States	52.6%
Switzerland	5.9
France	4.8
Japan	4.0
Germany	3.6
United Kingdom	2.7
Ireland	2.7
Spain	2.3
Italy	1.8
Australia	1.7
Sweden	1.7
Denmark	1.5
Jersey	1.5
Taiwan	1.4
Hong Kong	1.4
Canada	1.4
Brazil	1.1
Netherlands	1.1
India	0.9
Norway	0.8
Belgium	0.8
Mexico	0.8
Singapore	0.8
Indonesia	0.6
Portugal	0.6
Peru	0.6
South Korea	0.5
Colombia	0.3
Total	99.9%

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG SMALL/MID CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value

COMMON STOCKS	97.6%
Aerospace & Defense	1.7%
Hexcel Corp.		9,226	$680,417

Apparel & Textile Products	3.8%
Deckers Outdoor Corp.(a)		1,840	1,229,911
Levi Strauss & Co. - Class A		17,316	286,407

			1,516,318

Asset Management	3.7%
LPL Financial Holdings, Inc.		4,320	983,319
Stifel Financial Corp.		7,036	486,539

			1,469,858

Banking	6.6%
Columbia Banking System, Inc.		18,118	483,388
East West Bancorp, Inc.		12,047	866,782
Live Oak Bancshares, Inc.		11,379	517,744
Webster Financial Corp.		15,371	780,232

			2,648,146

Chemicals	3.2%
Ingevity Corp.(a)		6,784	320,341
Rogers Corp.(a)		3,533	466,603
Sensient Technologies Corp.		7,540	497,640

			1,284,584

Commercial Support Services	1.7%
AMN Healthcare Services, Inc.(a)		4,439	332,392
ManpowerGroup, Inc.		4,476	355,708

			688,100

Construction Materials	1.1%
Trex Co., Inc.(a)		5,522	457,166

Consumer Services	1.5%
Bright Horizons Family Solutions, Inc.(a)		6,546	616,895

Containers & Packaging	3.7%
AptarGroup, Inc.		4,127	510,180
Ball Corp.		10,443	600,681
Sonoco Products Co.		6,465	361,200

			1,472,061

E-Commerce Discretionary	1.6%
Etsy, Inc.(a)		7,712	625,058

Electric Utilities	2.0%
Avangrid, Inc.		8,476	274,707
Ormat Technologies, Inc.		7,059	535,002

			809,709

Electrical Equipment	2.7%
A.O. Smith Corp.		5,834	480,955
Trimble, Inc.(a)		11,118	591,478

			1,072,433

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG SMALL/MID CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value

Engineering & Construction	3.6%
MYR Group, Inc.(a)		5,062	$732,117
Tetra Tech, Inc.		4,245	708,618

			1,440,735

Food	4.3%
Darling Ingredients, Inc.(a)		7,326	365,128
Lamb Weston Holdings, Inc.		9,300	1,005,237
McCormick & Co., Inc.		5,225	357,494

			1,727,859

Gas & Water Utilities	0.6%
Essential Utilities, Inc.		6,546	244,493

Health Care Facilities & Services	3.5%
ICON PLC(a)		2,375	672,291
Quest Diagnostics, Inc.		5,247	723,457

			1,395,748

Industrial Intermediate Products	1.5%
Valmont Industries, Inc.		2,576	601,522

Insurance	3.8%
Hanover Insurance Group (The), Inc.		4,981	604,793
Horace Mann Educators Corp.		10,695	349,727
Reinsurance Group of America, Inc.		3,467	560,891

			1,515,411

Leisure Facilities & Services	2.4%
Domino’s Pizza, Inc.		1,209	498,386
InterContinental Hotels Group PLC - ADR		5,062	461,553

			959,939

Machinery	6.2%
Lincoln Electric Holdings, Inc.		3,622	787,640
Middleby (The) Corp.(a)		5,418	797,367
MSA Safety, Inc.		5,269	889,565

			2,474,572

Medical Equipment & Devices	5.4%
Azenta, Inc.(a)		4,602	299,774
Merit Medical Systems, Inc.(a)		11,059	840,042
Omnicell, Inc.(a)		11,875	446,856
Penumbra, Inc.(a)		2,241	563,701

			2,150,373

Publishing & Broadcasting	1.9%
New York Times (The) Co. - Class A		15,721	770,172

Real Estate Investment Trusts	5.3%
Camden Property Trust		5,077	504,095
CubeSmart		9,315	431,750
EastGroup Properties, Inc.		3,495	641,472

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG SMALL/MID CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value

Federal Realty Investment Trust		2,034	$209,604
LTC Properties, Inc.		10,873	349,241

			2,136,162

Real Estate Services	2.1%
Jones Lang LaSalle, Inc.(a)		4,402	831,406

Renewable Energy	1.7%
First Solar, Inc.(a)		2,405	414,333
SolarEdge Technologies, Inc.(a)		2,680	250,848

			665,181

Retail - Consumer Staples	2.1%
BJ’s Wholesale Club Holdings, Inc.(a)		12,952	863,380

Retail - Discretionary	5.0%
Burlington Stores, Inc.(a)		4,038	785,310
Freshpet, Inc.(a)		4,824	418,530
Tractor Supply Co.		3,733	802,707

			2,006,547

Semiconductors	5.0%
Allegro MicroSystems, Inc.(a)		26,282	795,556
IPG Photonics Corp.(a)		6,479	703,231
Wolfspeed, Inc.(a)		11,830	514,723

			2,013,510

Software	3.5%
CyberArk Software Ltd.(a)		4,053	887,810
Paylocity Holding Corp.(a)		3,147	518,783

			1,406,593

Technology Services	1.5%
Jack Henry & Associates, Inc.		3,578	584,681

Transportation & Logistics	1.7%
JB Hunt Transport Services, Inc.		3,362	671,526

Transportation Equipment	2.4%
Westinghouse Air Brake Technologies Corp.		7,689	975,734

Wholesale - Discretionary	0.8%
LKQ Corp.		6,769	323,491

TOTAL COMMON STOCKS (Cost $38,224,775)			39,099,780

SHORT-TERM INVESTMENTS	2.4%
Northern Institutional Treasury Portfolio (Premier Class), 5.22%(b)		975,531	975,531

TOTAL SHORT-TERM INVESTMENTS (Cost $975,531)			975,531

TOTAL INVESTMENTS (Cost $39,200,306)	100.0%		40,075,311
NET OTHER ASSETS (LIABILITIES)	0.0%(c)		5,926

NET ASSETS	100.0%		$40,081,237

(a)Non-income producing security.

(b)7-day current yield as of December 31, 2023 is disclosed.

(c)Amount rounds to less than 0.05%.

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG SMALL/MID CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

Abbreviations:

ADR – American Depositary Receipt

At December 31, 2023 the industry sectors (excluding short-term investments) for the Trillium ESG Small/Mid Cap Fund were:

Sector Allocation	% of Net Assets
Communication Services	1.9%
Consumer Discretionary	14.1
Consumer Staples	7.5
Financials	15.5
Health Care	9.7
Industrials	21.6
Information Technology	11.6
Materials	5.7
Real Estate	7.4
Utilities	2.6
Total	97.6%

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

STATEMENT OF ASSETS & LIABILITIES

December 31, 2023 (Unaudited)

	Trillium ESG Global Equity Fund	Trillium ESG Small/Mid Cap Fund

Assets:
Investments, at cost	$614,913,964	$39,200,306
Investments, at value	915,542,720	40,075,311
Cash	6,829	939
Foreign currencies (Cost: $63,699 and $0, respectively)	522	—
Receivable for dividends	620,722	31,219
Reclaims receivable	1,991,025	—
Receivables for capital shares sold	475,073	65,091
Receivable from investment adviser	—	383
Prepaid expenses	109	1,445

Total Assets	918,637,000	40,174,388

Liabilities:
Cash overdraft	800,383	—
Capital shares redeemed payable	487,473	532
Investment advisory fees payable	643,788	26,459
Accounting and Administration fees payable	365,654	41,699
Shareholder Services fees payable - Investor Shares	27,611	—
Shareholder Services fees payable - Institutional Shares	43,154	—
Distribution (Rule 12b-1) fees payable - Investor Shares	106,340	—
Treasurer Service fees payable	6,165	288
JOHCM Compliance fees payable	11,129	4,229
Accrued Audit fees payable	22,188	11,828
Accrued expenses and other payables	69,707	8,116

Total Liabilities	2,583,592	93,151

Net Assets	$916,053,408	$40,081,237

Net Assets:
Paid in capital	$607,980,160	$38,537,093
Distributable earnings (loss)	308,073,248	1,544,144

Net Assets	$916,053,408	$40,081,237

Net Assets:
Investor Shares	$248,107,442	$—
Institutional Shares	667,945,966	40,081,237
Share of Common Stock Outstanding:
Investor Shares	4,334,009	—
Institutional Shares	11,742,204	2,690,622
Net Asset Value per Share:
Investor Shares	$57.25	$—
Institutional Shares	56.88	14.90

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

STATEMENT OF OPERATIONS

For the six months ended December 31, 2023 (Unaudited)

	Trillium ESG Global Equity Fund	Trillium ESG Small/Mid Cap Fund

INCOME
Dividend income (Net of foreign withholding tax and issuance fees of $ 1,268,996 and $ 0, respectively)	$6,745,507	$263,582
Income from securities lending, net	2,210	—

Total investment income	6,747,717	263,582

EXPENSES
Investment advisory fees	3,687,646	154,802
Distribution (Rule 12b-1) fees - Investor Shares	285,606	—
Accounting and Administration	487,032	54,761
Treasurer Service fees	6,165	288
Audit fees	22,188	11,829
Shareholder Services - Investor Shares	39,025	—
Shareholder Services - Institutional Shares	43,154	—
JOHCM Compliance	12,170	5,298
Trustee fees	27,991	8,672
Legal fees	29,362	5,691
Registration fees	130,514	30,146
Interest expense	—	2,278
Other	132,178	11,977

Expenses before reductions	4,903,031	285,742

Less: Expense reductions by investment advisor	—	(81,941)

Net expenses	4,903,031	203,801

Net investment income	1,844,686	59,781

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gains from investment transactions	24,817,992	2,047,953
Net realized losses from foreign currency transactions	(17,883)	—
Change in unrealized appreciation (depreciation) on investments	8,272,747	(1,603,437)
Change in unrealized appreciation (depreciation) on foreign currency	65,405	—

Net realized and unrealized gains from investment activities	33,138,261	444,516

Net increase (decrease) in net assets resulting from operations	$34,982,947	$504,297

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2023 (Unaudited) and the year ended June 30, 2023

	Trillium ESG Global Equity Fund		Trillium ESG Small/Mid Cap Fund
	2023	2023	2023	2023

Increase (decrease) in net assets:
Operations:
Net investment income	$1,844,686	$6,746,557	$59,781	$46,018
Net realized gains (losses) from investments and foreign currency transactions	24,800,109	47,769,794	2,047,953	(6,587)
Change in unrealized appreciation (depreciation) on investments and foreign currency	8,338,152	77,394,949	(1,603,437)	4,728,218

Change in net assets resulting from operations	34,982,947	131,911,300	504,297	4,767,649

Dividends paid to shareholders:
From distributable earnings:
Investor Shares	(13,891,654)	(10,810,705)	—	—
Institutional Shares	(38,928,844)	(28,695,278)	(1,088,247)	(1,066,880)

Total dividends paid to shareholders	(52,820,498)	(39,505,983)	(1,088,247)	(1,066,880)

Net Capital Transactions:
Investor Shares	4,543,582	(9,397,619)	—	—
Institutional Shares	35,883,133	(30,195,193)	(3,115,228)	6,902,784

Change in net assets from capital transactions	40,426,715	(39,592,812)	(3,115,228)	6,902,784

Change in net assets	22,589,164	52,812,505	(3,699,178)	10,603,553
Net assets:
Beginning of period	893,464,244	840,651,739	43,780,415	33,176,862

End of period	$916,053,408	$893,464,244	$40,081,237	$43,780,415

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Investor Shares
Trillium ESG Global Equity Fund	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019

Net asset value, beginning of period	$58.42		$52.71	$65.97	$45.99	$44.81	$43.21

Income (loss) from investment operations:
Net investment income(a)	0.07		0.33	0.20	0.06	0.10	0.23
Net realized and unrealized gains (losses) from investments and foreign currency	2.10		7.93	(11.64)	21.00	2.19	3.09

Total from investment operations	2.17		8.26	(11.44)	21.06	2.29	3.32

Less distributions paid:
From net investment income	(0.37)		(0.22)	(0.03)	(0.07)	(0.24)	(0.25)
From net realized gains	(2.97)		(2.33)	(1.79)	(1.01)	(0.87)	(1.47)

Total distributions paid	(3.34)		(2.55)	(1.82)	(1.08)	(1.11)	(1.72)

Change in net asset value	(1.17)		5.71	(13.26)	19.98	1.18	1.60

Net asset value, end of period	$57.25		$58.42	$52.71	$65.97	$45.99	$44.81

Total return	3.86	%(b)	16.36%	(17.94%)	46.14%	5.02%	8.52%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$248,107		$284.3	$232.5	$297.8	$217.8	$239.3
Ratio of expenses to average net assets	1.31	%(c)	1.31%	1.30%	1.30%	1.30%	1.33%
Ratio of net investment income to average net assets	0.24	%(c)	0.60%	0.30%	0.11%	0.22%	0.55%
Portfolio turnover rate(d)	11.22	%(b)	10.00%	7.00%	10.00%	11.00%	16.00%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
Trillium ESG Global Equity Fund	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019

Net asset value, beginning of period	$58.15		$52.50	$65.70	$45.80	$44.61	$43.05

Income (loss) from investment operations:
Net investment income(a)	0.14		0.48	0.41	0.23	0.22	0.37
Net realized and unrealized gains (losses) from investments and foreign currency	2.09		7.89	(11.61)	20.89	2.20	3.03

Total from investment operations	2.23		8.37	(11.20)	21.12	2.42	3.40

Less distributions paid:
From net investment income	(0.53)		(0.39)	(0.21)	(0.21)	(0.36)	(0.37)
From net realized gains	(2.97)		(2.33)	(1.79)	(1.01)	(0.87)	(1.47)

Total distributions paid	(3.50)		(2.72)	(2.00)	(1.22)	(1.23)	(1.84)

Change in net asset value	(1.27)		5.65	(13.20)	19.90	1.19	1.56

Net asset value, end of period	$56.88		$58.15	$52.50	$65.70	$45.80	$44.61

Total return	4.00	%(b)	16.69%	(17.70%)	46.52%	5.34%	8.81%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$667,946		$645.1	$608.1	$622.1	$360.6	$319.9
Ratio of expenses to average net assets	1.06	%(c)	1.03%	1.01%	1.02%	1.03%	1.05%
Ratio of net investment income to average net assets	0.50	%(c)	0.89%	0.65%	0.40%	0.49%	0.87%
Portfolio turnover rate(d)	11.22	%(b)	10.00%	7.00%	10.00%	11.00%	16.00%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
Trillium ESG Small/Mid Cap Fund	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2019

Net asset value, beginning of period	$15.11		$13.73	$16.96	$11.01	$12.36	$12.97

Income (loss) from investment operations:
Net investment income (loss)(a)	0.02		0.02	(0.02)	(0.02)	0.04	0.05
Net realized and unrealized gains (losses) from investments and foreign currency	0.14		1.78	(2.82)	5.99	(0.90)	(0.13)

Total from investment operations	0.16		1.80	(2.84)	5.97	(0.86)	(0.08)

Less distributions paid:
From net investment income	(0.02)		(0.01)	—	(0.02)	(0.05)	(0.02)
From net realized gains	(0.35)		(0.41)	(0.39)	—	(0.45)	(0.51)

Total distributions paid	(0.37)		(0.42)	(0.39)	(0.02)	(0.50)	(0.53)

Proceeds from redemption fees	—	(b)	— (b)	— (b)	— (b)	0.01	— (b)

Change in net asset value	(0.21)		1.38	(3.23)	5.95	(1.36)	(0.61)

Net asset value, end of period	$14.90		$15.11	$13.73	$16.96	$11.01	$12.36

Total return	1.11	%(c)	13.37%	(17.16%)	54.23%	(7.34%)	0.32%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$40,081		$43.8	$33.2	$31.7	$14.0	$19.9
Ratio of net expenses to average net assets	0.99	%(d)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets	0.29	%(d)	0.12%	(0.12%)	(0.15%)	0.34%	0.40%
Ratio of gross expenses to average net assets	1.38	%(d)	1.39%	1.36%	1.77%	1.93%	1.85%
Portfolio turnover rate	14.77	%(c)	26.00%	21.00%	20.00%	35.00%	27.00%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

Perpetual Americas Funds Trust (formerly JOHCM Funds Trust) the (“Trust”) is a Massachusetts business trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated February 1, 2024. As an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies.” The Trillium ESG Global Equity Fund (“Global Equity Fund”) and the Trillium ESG Small/Mid Cap Fund (“SMID Fund”) (each, a “Fund” and collectively, the “Funds”) are each a diversified fund, a series of the Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a management investment company. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest in separate series of the Trust.

Each Fund is authorized to issue up to four classes of shares as follows: Advisor, Investor, Institutional and Class Z shares. Each class of shares is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees and/or sub-transfer agency fees incurred, as applicable. The Global Equity Fund currently offers Investor and Institutional shares. The SMID Fund currently offers Institutional shares.

The Global Equity Fund seeks long-term capital appreciation by investing primarily in common stocks of companies that it believes are leaders in managing environmental risks and opportunities, have above average growth potential, and are reasonably valued. The SMID Fund seeks long-term capital appreciation by identifying companies that it believes are strategic leaders, based on business models that it believes are superior and have the ability to create consistent earnings growth.

Each of the Global Equity Fund and SMID Fund was reorganized into the Trust on October 30, 2023 following shareholder approval (the “Reorganizations”) as follows:

Professionally Managed Portfolios (“PMP”)	Perpetual Americas Funds Trust (formerly JOHCM Funds Trust)

Trillium ESG Global Equity Fund	Trillium ESG Global Equity Fund

Retail Class	Investor Shares

Institutional Class	Institutional Shares

Trillium ESG Small/Mid Cap Fund	Trillium ESG Small/Mid Cap Fund

Institutional Class	Institutional Shares

Each Fund commenced operations as of this date and assumed the financial and performance history of its corresponding predecessor fund, the Trillium ESG Global Equity Fund (the “Global Equity Predecessor Fund”) and Trillium ESG Small/Mid Cap Fund (the “SMID Predecessor Fund”, together with the Global Equity Predecessor Fund, the “Predecessor Funds”), respectively, each a series of Professionally Managed Portfolios. The Reorganizations were tax-free for U.S. federal income tax purposes.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

A.	Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 — quoted prices in active markets for identical assets

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

• Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The Trustees have designated JOHCM (USA) Inc, investment adviser to the Funds, as the Funds’Valuation Designee with responsibility for establishing fair value, in accordance with the Trust’s valuation policy, when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service did not provide a price, a furnished price was in error, certain stale prices, or an event occurred that materially affected the furnished price). In addition, fair value pricing may be used if events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds generally use a systematic valuation model provided by an approved independent third party pricing service to fair value their international equity securities. Prior to the Reorganizations, Trillium Asset Management LLC (“Trillium”), the investment adviser to the Predecessor Funds, was designated as the Predecessor Funds’ Valuation Designee and performed such responsibilities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2023 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Trillium ESG Global Equity Fund
Common Stocks
Automotive	$13,161,908	$4,763,400	$—	$17,925,308

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Chemicals	$23,617,734	$3,415,390	$—	$27,033,124
Containers & Packaging	8,133,673	4,021,731	—	12,155,404
Electric Utilities	16,565,018	2,879,567	—	19,444,585
Other*	824,561,814	—	—	824,561,814

Total common stocks	$886,040,147	$15,080,088	$—	$901,120,235

Preferred stocks	$5,912,275	$—	$—	$5,912,275
Short-Term Investments	8,510,210	—	—	8,510,210

Total Investments	$900,462,632	$15,080,088	$—	$915,542,720

Trillium ESG Small/Mid Cap Fund
Common Stocks*	$39,099,780	$—	$—	$39,099,780
Short-Term Investments	975,531	—	—	975,531

Total Investments	$40,075,311	$—	$—	$40,075,311

*	See additional categories in the Schedule of Investments.

CURRENCY TRANSACTIONS

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. The Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Funds’ securities and the price of a Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign exchange contracts in the Statements of Operations.

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

There were no forward foreign currency exchange contracts as of or for the six months ended December 31, 2023.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts. Non-cash dividends are recognized as investment income at the fair value of the asset received.

EXPENSE ALLOCATIONS

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one Fund are allocated among the applicable Funds in the Trust on a pro-rata basis based on relative net assets or another reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.

The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income and net realized gains on securities, if any, are declared and paid on an annual basis.

Distributions from net investment income and from net realized capital gain are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment. Temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

U.S. FEDERAL INCOME TAX INFORMATION

No provision is made for U.S. federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

The Funds analyzed all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions that remain subject to examination. The Funds’ U.S. federal income tax returns for the tax years ended June 30, 2020 through June 30, 2023, as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER RISKS

All investments carry a certain amount of risk, and each Fund cannot guarantee that it will achieve its investment objective. The value of each Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Sustainable Investing Risk. Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Because Trillium evaluates ESG criteria when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG criteria. ESG criteria may prioritize long term rather than short term returns. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, there is a risk that the securities identified by Trillium to fit within its sustainability criteria do not operate as anticipated. Although Trillium seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. Trillium’s exclusion of certain investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such investments are performing well.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Emerging Markets Risk. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

Currency Risk. Investments in non-U.S. countries are also subject to currency risk. As the Fund’s investments in non-U.S. securities are generally denominated in non-U.S. currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

Growth Investing Risk. The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over a short or long period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

IPO Risk. The Fund may purchase securities in Initial Public Offerings (“IPOs”). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Management Risk. Trillium’s judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, as well as any changes to climate related laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

B.	Fees and Transactions with Affiliates and Other Parties

The Funds have entered into an Investment Advisory Agreement (the “Agreement”) with JOHCM (USA) Inc (the “Adviser” or “JOHCM”) to provide investment management services to the Funds.

Total fees incurred pursuant to the Agreement are reflected as “Investment Advisory” fees on the Statement of Operations. Under the terms of the Agreement, JOHCM receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). JOHCM has contractually agreed to waive fees and

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

Fund	Class	Advisory Fee	Expense Limitation

Trillium ESG Global Equity Fund	Investor	0.85%	1.24%
Trillium ESG Global Equity Fund	Institutional	0.85%	0.99%
Trillium ESG Small/Mid Cap Fund	Institutional	0.75%	0.97%

The expense limitation agreement is effective until February 1, 2025 for the Funds. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement. The Trust and Adviser have agreed that the Adviser shall be entitled to collect on behalf of Trillium amounts that would have been recoverable by Trillium from SMID Predecessor Fund under the Predecessor Funds’ prior expense limitation arrangement with PMP.

Trillium serves as the investment sub-adviser to the Funds. For its services, Trillium is paid a fee of 0.70% and 0.60% based on average daily net assets of the Global Equity Fund and SMID Fund, respectively, by the Adviser.

For the period October 30, 2023 through December 31, 2023, the Funds incurred advisory fees payable to JOHCM, received expense waivers/reimbursements from JOHCM, and paid expense recoupments to JOHCM as follows:

Fund	Advisory Fee to JOHCM	Expenses Reduced by JOHCM	Advisory Waivers Recouped by JOHCM

Trillium ESG Global Equity Fund	$1,309,906	$—	$—
Trillium ESG Small/Mid Cap Fund	53,967	1,193	—

The balances of recoverable expenses to JOHCM by the Funds at December 31, 2023 were as follows:

For the periods ended:	Expiring	Trillium ESG Global Equity Fund	Trillium ESG Small/Mid Cap Fund

Year ended June 30 2021	June 30, 2024	$—	$165,918
Year ended June 30, 2022	June 30, 2025	—	134,419
Year ended June 30, 2023	June 30, 2026	—	158,734
Six months ended December 31, 2023	June 30, 2027	—	81,941

Balances of Recoverable Expenses to JOHCM		$—	$541,012

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

Prior to October 30, 2023, Trillium acted as sole investment adviser to the Predecessor Funds and received an advisory fee calculated at the annual rate of 0.85% on daily net assets up to $1 billion and 0.72% on daily net assets greater than $1 billion for the Global Equity Predecessor Fund and at the annual rate of 0.75% based upon the average daily net assets of the SMID Predecessor Fund. For the period from July 1, 2023 to October 27, 2023 the Global Equity Predecessor Fund and the SMID Predecessor Fund incurred advisory fees of $2,377,740 and $100,835, respectively.

Trillium had contractually agreed to limit the annual ratio of expenses (“Expense Cap”) for the SMID Predecessor Fund’s Institutional Class to 0.98% of the SMID Predecessor Fund’s average daily net assets. Any fees waived and/or Predecessor Fund expenses absorbed by Trillium pursuant to an agreed-upon expense cap shall be reimbursed by the Predecessor Fund to Trillium, if requested by Trillium, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Predecessor Fund’s current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. For the period from July 1, 2023 to October 27, 2023 Trillium waived expenses of $80,748 for the SMID Predecessor Fund.

Perpetual Americas Funds Distributors, LLC, an affiliate of Foreside Financial Group, LLC (d/b/a ACA Group) (the “Distributor”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust, on behalf of the Funds. The Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. JOHCM, at its own expense, pays the Distributor an annual base fee, an asset-based fee and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds.

Prior to October 30, 2023 Quasar Distributors, LLC (the “Distributor”) acted as the Predecessor Funds’ principal underwriter in a continuous public offering of each Fund’s shares.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Perpetual Americas Funds Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expense. Total fees paid to Northern Trust for their services were $58,132 and $4,239 for the Global Equity Fund and SMID Fund, respectively, and are reflected as “Accounting and Administration” fees on the Statements of Operations.

Prior to October 30, 2023, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acted as the Predecessor Funds’ administrator, fund accountant and transfer agent. For the period July 1, 2023 to October 27, 2023, the Predecessor Funds incurred total fees for these services of $343,893 and $48,119 for the Global Equity Predecessor Fund and SMID Predecessor Fund, respectively, payable to Fund Services. Total fees paid to Fund Services for their services are reflected as “Accounting and Administration” fees on the Statements of Operations.

Prior to October 30, 2023, U.S. Bank N.A. served as custodian to the Predecessor Funds. For the period July 1, 2023 to October 27, 2023, the Predecessor Funds incurred custodian fees of $85,007 for the Global Equity Predecessor Fund and $2,403 for the SMID Predecessor Fund payable to U.S. Bank N.A. Total fees paid to U.S. Bank N.A. for their services are reflected as “Accounting and Administration” fees on the Statements of Operations.

Foreside Fund Officer Services, LLC, an affiliate of Foreside Financial Group, LLC (d/b/a ACA Group) provides principal financial officer and treasurer services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay ACA Group an annual fee based on the level of net assets in the Fund complex, subject to an overall minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees allocated to the Funds and paid to ACA Group pursuant to these agreements are reflected as “Treasurer Service” fees on the Statements of Operations.

JOHCM and the Trust have entered into an Administration and Compliance Support Services Agreement (the “ACSS Agreement”) pursuant to which JOHCM provides, coordinates or otherwise supports the provision of, administration and compliance services for the Trust. As full compensation for the services rendered and expenses borne by JOHCM in connection with the services JOHCM provides

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

under the ACSS Agreement, the Trust, on behalf of each Fund, agrees to reimburse JOHCM in such amounts as are approved by the Board of Trustees of the Trust (the “Board”) from time to time. Total fees allocated to the Funds and paid to JOHCM pursuant to the ACSS Agreement are reflected as “JOHCM Compliance” fees in the Statements of Operations.

JOHCM and the Trust have entered into an Institutional Class Shareholder Services, Recordkeeping and Sub-Transfer Agency Agreement (the “Shareholder Services Agreement”). Pursuant to the Shareholder Services Agreement, the Trust, on behalf of each Fund, agrees that Institutional Shares of each Fund shall reimburse JOHCM or its designee for any payments JOHCM or such designee makes to third-party service providers for personal services, accounting or subaccounting, recordkeeping and/or other administrative services provided to beneficial holders of Institutional Class shares of the Funds. Payments by a Fund pursuant to the Shareholder Services Agreement shall not exceed such amounts as are approved by the Board from time to time. Total fees to be reimbursed to JOHCM pursuant to the Shareholder Services Agreement are reflected as “Shareholder Services - Institutional” fees in the Statements of Operations.

Prior to October 30, 2023, the Predecessor Funds had entered into Sub-Transfer Agent Arrangements with respect to the Retail Class for the Global Equity Predecessor Fund. The transfer agent fees and sub-transfer agent fees incurred by the Global Equity Predecessor Fund for the period July 1, 2023 through October 30, 2023 were $39,025.

Certain officers of the Trust are affiliated with JOHCM, ACA Group, Northern Trust, or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. Through January 31, 2023 the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $120,000, certain committee and chairperson retainers and reimbursement for certain expenses. For the six months ended December 31, 2023, the aggregate Trustee compensation paid by the Trust was $310,843. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds for the period October 30, 2023 through December 31, 2023 were $13,419 and $630 for the Global Equity Fund and SMID Fund, respectively, and are reflected in “Trustee fees” expenses on the Statements of Operations.

Prior to October 30, 2023, the officers of the Predecessor Funds and the Chief Compliance Officer were also employees of Fund Services. Fees paid by the Predecessor Funds to Fund Services for these services for the period of July 1, 2023 through October 30, 2023 were $19,445 and $508 for the Global Equity Predecessor Fund and SMID Predecessor Fund, respectively. In addition, the independent trustees of the Predecessor Funds received certain retainer and meeting fees, as applicable, including reimbursement of expenses incurred for attending Board meetings. For the period of July 1, 2023 through October 27, 2023, the Trustee fees and expenses were $14,572 and $8,042 for the Global Equity Predecessor Fund and SMID Predecessor Fund, respectively, and are included in “Trustee fees” expenses on the the Statements of Operations.

C.	Rule 12b-1 Plan

The Funds have adopted an amended plan under Rule 12b-1 that is applicable to Advisor Shares and Investor Shares to pay for certain distribution and promotional activities related to marketing of their shares. Each Fund will pay the Distributor a fee for the principal underwriter’s services in connection with the sales and promotion of the Funds, including its expenses in connection therewith at annual rates of 0.10% and 0.25% of the average daily net assets of the outstanding Advisor Shares and Investor Shares, respectively. Total fees paid pursuant to the plan are reflected as “Distribution (Rule 12b-1 fees - Investor Shares”) on the Statements of Operations for Investor Shares. No distribution fees were paid by Advisor Shares.

Prior to October 30, 2023 the Predecessor Funds had adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to Retail Class shares. The Plan provides that each Predecessor Fund may pay a fee to the Distributor, at an annual rate of up to 0.25% of the average daily net assets of Retail Class shares. No distribution fees were paid by Institutional Class shares. These fees could be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder.

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

D.	Securities Lending

Prior to October 30, 2023, the Global Equity Predecessor Fund was able to lend up to 33 1/3% of its total asset value to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Global Equity Predecessor Fund received compensation in the form of fees and earned interest on the cash collateral. The amount of fees depended on a number of factors, including the type of security and length of the loan. The Global Equity Predecessor Fund continued to receive interest payments or dividends on the securities loaned during the borrowing period. The Global Equity Predecessor Fund had the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The Global Equity Predecessor Fund’s loaned securities were collateralized by cash equivalents. The cash collateral was invested by U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments were subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Global Equity Predecessor Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower failed to return the borrowed securities, although the Fund was indemnified from this risk by contract with the securities lending agent.

The net fee and interest income earned by the Global Equity Predecessor Fund on investments of cash collateral received from borrowers for the securities loaned are reflected in “Income from securities lending, net” on the Statement of Operations.

As of October 30, 2023, the Global Equity Fund does not engage in securities lending activities.

E.	Credit Agreements

The Trust, on behalf of certain of the Funds, entered into a $100 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes effective July 19, 2021 and amended July 18, 2022 and July 17, 2023. The Credit Agreement will expire on July 16, 2024 unless extended or renewed. The Credit Agreement permits the applicable Funds to borrow up to an aggregate amount of $100 million, $50 million of which is committed and $50 million of which is uncommitted. Any advance under the Credit Agreement will accrue interest at a rate per annum equivalent to the Borrower’s option of the sum of the U.S. Federal Fund Target Rate plus 1.30% or daily Simple SOFR plus 1.40%.

Prior to October 30, 2023, U.S. Bank N.A. had made available to the Predecessor Funds credit facilities pursuant to separate Loan and Security Agreements for temporary and extraordinary purposes. The maximum available credit was $20,000,000 and $2,000,000 for the Global Equity Predecessor Fund and the SMID Predecessor Fund, respectively.

During the six months ended December 31, 2023, the following Fund had borrowings with the average loan and weighted interest rate as disclosed below:

Fund	Dollar Amount	Days Outstanding	Rate

Trillium ESG Small/Mid Cap Fund	$1,771,429	7	6.62%

The SMID Fund incurred interest expense of $2,278 related to borrowings during the six months ended December 31, 2023. The amounts are included in the “Interest Expense” on the Statements of Operations.

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

F.	Investment Transactions

For the six months ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Fund	Cost of Purchases	Proceeds from sales

Trillium ESG Global Equity Fund	$96,504,650	$108,096,116
Trillium ESG Small/Mid Cap Fund	5,958,930	10,258,316

G.	U.S. Federal Income Tax

As of December 31, 2023, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for U.S. Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Trillium ESG Global Equity Fund	$614,380,874	$321,240,404	$(20,078,558)	$301,161,846
Trillium ESG Small/Mid Cap Fund	39,425,072	4,718,356	(4,068,117)	650,239

The tax character of distributions paid by the Funds during the latest tax years ended June 30, 2023 and June 30, 2022 were as follows:

	Distributions From
Fund	Ordinary Income 2023	Long-Term Capital Gains 2023	Ordinary Income 2022	Long-Term Capital Gains 2022

Trillium ESG Global Equity Fund	$5,129,550	$34,376,433	$2,603,679	$26,643,563
Trillium ESG Small/Mid Cap Fund	24,265	1,042,615	41,346	817,098

As of the latest tax year ended June 30, 2023, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

Trillium ESG Global Equity Fund	$5,583,237	$27,970,756	$—	$—	$292,356,806	$325,910,799
Trillium ESG Small/Mid Cap Fund	28,065	—	(218,083)	—	2,318,112	2,128,094

For the period subsequent to October 31, 2022 through the fiscal year ended June 30, 2023, the Trillium ESG Small/Mid Cap Fund incurred net capital losses and/or late year ordinary loss deferral in the amount of $174,486 which the Fund intends to treat as having been incurred in the following fiscal year.

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward

Trillium ESG Small/Mid Cap Fund	$43,597	$—

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

H.	Capital Share Transactions

Transactions in dollars for fund shares for the six months ended December 31, 2023, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets

Trillium ESG Global Equity Fund	Investor Shares	$11,124,270	$13,520,206	$(20,100,894)	$4,543,582
Trillium ESG Global Equity Fund	Institutional Shares	67,322,611	33,460,954	(64,900,432)	35,883,133
Trillium ESG Small/Mid Cap Fund	Institutional Shares	5,481,152	962,668	(9,559,048)	(3,115,228)

Transactions in shares of fund shares for the six months ended December 31, 2023, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares

Trillium ESG Global Equity Fund	Investor Shares	196,847	242,211	(355,923)	83,135
Trillium ESG Global Equity Fund	Institutional Shares	1,202,026	603,335	(1,157,611)	647,750
Trillium ESG Small/Mid Cap Fund	Institutional Shares	376,093	66,163	(649,165)	(206,909)

Transactions in dollars for fund shares for the year ended June 30, 2023, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets

Trillium ESG Global Equity Fund	Investor Shares	$14,201,851	$10,444,225	$(34,043,695)	$(9,397,619)
Trillium ESG Global Equity Fund	Institutional Shares	133,691,106	24,091,969	(187,978,268)	(30,195,193)
Trillium ESG Small/Mid Cap Fund	Institutional Shares	11,505,929	1,037,417	(5,640,562)	6,902,784

Transactions in shares of fund shares for the year ended June 30, 2023, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares

Trillium ESG Global Equity Fund	Investor Shares	263,771	204,268	(628,826)	(160,787)
Trillium ESG Global Equity Fund	Institutional Shares	2,499,654	474,065	(3,462,078)	(488,359)
Trillium ESG Small/Mid Cap Fund	Institutional Shares	799,058	75,067	(392,813)	481,312

TRILLIUM MUTUAL FUNDS

ADDITIONAL INFORMATION

December 31, 2023 (Unaudited)

A.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at July 1, 2023 and held for the entire period through December 31, 2023.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Actual Expense Example

Fund	Class	Expense Ratio	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid* 7/1/23-12/31/23

Trillium ESG Global Equity Fund	Investor Shares	1.31%	$1,000.00	$1,038.60	$6.71
Trillium ESG Global Equity Fund	Institutional Shares	1.06%	1,000.00	1,040.00	5.44
Trillium ESG Small/Mid Cap Fund	Institutional Shares	0.99%	1,000.00	1,011.10	5.00

*

Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year (184) and divided by the number of days in the current year (366).

Hypothetical Expense Example

Fund	Class	Expense Ratio	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid* 7/1/23-12/31/23

Trillium ESG Global Equity Fund	Investor Shares	1.31%	$1,000.00	$1,018.55	$6.65
Trillium ESG Global Equity Fund	Institutional Shares	1.06%	1,000.00	1,019.81	5.38
Trillium ESG Small/Mid Cap Fund	Institutional Shares	0.99%	1,000.00	1,020.16	5.03

*

Hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year (184) and divided by the number of days in the current year (366).

B. Board Approval of Investment Advisory Agreement and Investment Subadvisory Agreement

Section 15(c) of the 1940 Act requires that the investment advisory agreement between an investment adviser and a registered investment company and the investment subadvisory agreement between an investment adviser and investment subadviser be approved by the vote of a majority of the board of trustees, including a majority of the trustees who are not “interested persons,” as that term is defined in the 1940

TRILLIUM MUTUAL FUNDS

ADDITIONAL INFORMATION

December 31, 2023 (Unaudited)

Act (the “Independent Trustees”), cast in-person at a meeting called for the purpose of voting on such approval. It is the duty of a board to request and evaluate and the duty of the investment adviser and the investment subadviser to furnish such information as may reasonably be necessary to evaluate the terms of the investment advisory agreement and investment subadvisory agreement. At a meeting held on June 14-15, 2023 (the “Meeting”), the Board formally considered and approved: (i) the investment advisory agreement between the Trust, on behalf of the Global Equity Fund and the SMID Fund, and JOHCM (ii) the investment subadvisory agreement between Trillium and the Adviser with respect to the Funds (together, the “Agreements”).

Prior to and at the Meeting, the Board requested and JOHCM and Trillium provided both written and oral reports containing information and data relating to the consideration of: (1) The nature, extent and quality of the services provided by the adviser to the fund; (2) The investment performance of the fund and the adviser; (3) The costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the fund; (4) The extent to which economies of scale will be realized as the fund grows and whether the fee levels reflect these economies of scale to the benefit of shareholders; and (5) Any ancillary or other benefits to the adviser, or its affiliates that may be derived from their sponsorship and investment management of the fund. The Board also received and reviewed a memorandum from counsel to the Independent Trustees regarding the Board’s responsibilities in evaluating the Agreements.

The Board examined the nature, extent, and quality of services to be provided to the Funds by JOHCM and Trillium. The Board considered the investment process and investment strategy of each of the Funds and the coordinated services that would be provided to the Funds by JOHCM and Trillium. The Board reviewed, among other things, the investment philosophy and portfolio construction process employed for the Funds and JOHCM and Trillium’s compliance programs, conflicts of interest, business continuity program, and information security practices. Taking into account the personnel anticipated to be involved in servicing the Funds as well as the anticipated services to be provided by JOHCM and Trillium, the Board expressed satisfaction with the quality, extent, and nature of the services expected from JOHCM and Trillium.

The Board then turned to performance and considered the investment performance of the Global Equity Predecessor Fund and the SMID Predecessor Fund, each a series of PMP, as the proposed predecessor funds to the Funds following the anticipated Reorganizations, and the overall performance of its portfolio managers. The Board reviewed the Predecessor Funds’ performance in comparison to each funds’ respective benchmark, Morningstar Category, and peer funds as provided by a third-party service provider to PMP’s Board as part of that Board’s review of the Predecessor Funds under Section 15(c) of the 1940 Act.

The Board noted that JOHCM would receive an advisory fee of 0.85% of average daily net assets up to $1 billion and 0.72% of average daily net assets in excess of $1 billion of the Global Equity Fund and 0.75% of the average daily net assets of the SMID Fund, and that Trillium would receive a subadvisory fee, to be paid by the JOHCM out of its advisory fee, of 0.70% of average daily net assets up to $1 billion and 0.57% of average daily net assets over $1 billion of the Global Equity Fund and 0.60% of the average daily net assets of the SMID Fund, respectively. The Board further noted that, under a proposed Expense Limitation Agreement, JOHCM would contractually agree to waive fees and/or reimburse expenses to the extent necessary to limit the total annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) of Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares of: the Global Equity Fund to 0.99%, 1.09%, 1.24%, and 0.99%, respectively and the SMID Fund to 0.97%, 1.07%, 1.22%, and 0.97%, respectively through January 28, 2025.

The Board also reviewed comparative data from JOHCM and Trillium on the advisory fees for the Predecessor Funds, as the proposed predecessor funds to the Funds. The Trustees noted that the advisory fees proposed for the Funds were lower than each Predecessor Fund’s current advisory fee. After considering the comparative data provided by JOHCM and Trillium, the Board concluded that the proposed investment advisory fees, subadvisory fees, and expense ratios after waiver or reimbursement were reasonable.

In reviewing profitability, the Trustees considered the profitability of the future relationship with the Funds for JOHCM and Trillium. The Board also considered the profitability analysis and the relevant financial statement information provided with respect to JOHCM and Trillium.

TRILLIUM MUTUAL FUNDS

ADDITIONAL INFORMATION

December 31, 2023 (Unaudited)

In considering the anticipated economies of scale for the Funds, the Board considered the anticipated approximate assets of the Funds as of the closing of the Reorganizations. The Board also noted the proposed marketing and distribution plans for the Funds, each Funds respective capacity, and each Funds respective anticipated breakeven point.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and the Board noted that each Trustee may have assigned different weights to various factors considered.

C.	Other Information

Investors may obtain, without charge, a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766, or by calling a Fund at 866-260-9549 (toll free) or 312-557-5913 and on the SEC’s website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities for each 12 month period ending June 30 is available without charge, upon request, by calling the Trust at 866-260-9549 (toll free) or 312-557-5913 and on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC website at www.sec.gov.

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Investment Subadviser

Trillium Asset Management, LLC

60 South Street, Suite 1100

Boston, Massachusetts 02111

Investment Adviser

JOHCM (USA) Inc

53 State Street, 13th Floor

Boston, Massachusetts 02109

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199

Distributor

Perpetual Americas Funds Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

866-260-9549 (toll free) or 312-557-5913

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Perpetual Americas Funds Trust

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	March 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Weitz
Jonathan Weitz
President and Principal Executive Officer

Date:	March 7, 2024

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	March 7, 2024